EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

Successor
Thirteen weeks ended
(in thousands, except share data)	April 4, 2021
Basic and diluted earnings per share:
Numerator:
Net loss attributable to common stockholders	$(22,529)
Denominator:
Weighted average Class A Common Stock shares, basic	75,927,005
Basic and diluted earnings per share	$(0.30)
Anti-dilutive securities excluded from diluted earnings per share calculation:
Warrants	4,092,590
2020 LTIP RSUs	1,307,549
Initial Grant RSUs	57,742
PSUs	142,541
Stock options	93,211
Total	5,693,633
Class V Common Stock not subject to earnings per share calculation	60,349,000
Net loss attributable to noncontrolling interest	$(820)

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

Successor
(in thousands, except share data)	From August 29, 2020 through January 3, 2021
(as restated)
Basic and diluted earnings per share:
Numerator:
Net loss attributable to controlling interest	$(99,930)
Dividends related to participating share-based compensation awards	(110)
Net loss attributable to common stockholders	$(100,040)
Denominator:
Weighted average Class A Common Stock shares, basic and diluted	61,085,943
Basic and diluted earnings per share	$(1.64)
Anti-dilutive securities excluded from diluted earnings per share calculation:
Warrants	8,095,866
2020 LTIP RSUs	1,151,262
Initial grant RSUs	26,923
PSUs	140,076
Stock options	34,680
Total	9,448,807
Class V Common Stock not subject to earnings per share calculation	60,349,000
Net loss attributable to noncontrolling interest	$7,971